Consolidated Statements Of Financial Condition (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Consolidated Statements Of Financial Condition [Abstract]
Investment, fair value	$ 168,281	$ 228,707
Mortgage-backed, fair value	$ 353,168	$ 308,961
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	75,000,000	75,000,000
Common stock, shares issued	30,530,470	30,530,470
Common stock, shares outstanding	26,138,138	26,137,248
Treasury stock, shares	4,392,332	4,393,222